Accounts Receivable (Tables)	12 Months Ended
Sep. 30, 2023
Accounts Receivable [Abstract]
Schedule of Accounts Receivable	Accounts receivable as of September 30, 2023 and 2022 consisted of the following:
	2023	2022
Accounts receivable	$25,021,916	$21,855,584
Less: allowance for doubtful accounts	(2,391,641)	(2,197,396)
Accounts receivable, net	$22,630,275	$19,658,188

Schedule of Changes of Allowance for Doubtful Accounts	Changes of allowance for doubtful accounts for the years ended September 30, 2023 and 2022 are as follow:
	2023	2022
Beginning balance	$2,197,396	$3,066,937
Addition (reduction) of bad debt allowance	257,784	(580,631)
Exchange difference	(63,539)	(288,910)
Ending balance	$2,391,641	$2,197,396